Stock-Based Compensation - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥) Point	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points settled for individuals retired	59,416
Points outstanding	2,273,956
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points granted	467,124
Stock-based compensation costs recognized | ¥	¥ 937	¥ 1,191	¥ 885